                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  and High Income
                                                  Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2003

DATE OF REPORTING PERIOD:  May 30, 2003 through October 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS


                              CALAMOS CONVERTIBLE
                              AND HIGH INCOME FUND

                         ANNUAL REPORT OCTOBER 31, 2003

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(TM)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
[PRESIDENT PHOTO]
--------------------------------------------------------------------------------

Dear Shareholder:
       In our debut report for the CALAMOS Convertible and High Income Fund, I am pleased to have the chance to thank you for your decision to invest in the Fund. For shareholders that are new to CALAMOS INVESTMENTS, we welcome you. To all our shareholders, we appreciate the confidence you have entrusted with us. As always, we remain focused on delivering long-term performance and exceptional client service.
       CALAMOS has been researching and investing in higher-yielding, lower-quality portfolios of straight and convertible bonds for 25 years. Our quantitative research and qualitative analysis of companies, industries, and the economic environment enable us to identify both risks and opportunities for the Fund, constructing an appropriate mix of securities that aims to provide shareholders with significant total return through a combination of current yield and upside capital appreciation.
       ONE WAY TO USE THE FUND'S DIVIDEND TO YOUR ADVANTAGE IS THROUGH THE FUND'S DIVIDEND REINVESTMENT PLAN. I encourage you to consider participating in this program as a means to increase your number of shares in the Fund at significant cost savings. For example, when the Fund's market price is at a premium to its net asset value (NAV), dividends automatically reinvested through the plan purchase shares either at NAV or at 95% of the market price, whichever is greater. With more shares, investors increase their power of compounding, and the plan's cost savings and convenience make that prospect even more attractive.
       Again, thank you for entrusting your investment with the CALAMOS Convertible and High Income Fund. We pledge our continued commitment to serving you with Strategies for Serious Money.

Sincerely,

/S/ JOHN P. CALAMOS
John P. Calamos, Sr.
Chairman, Chief Executive Officer, and
Chief Investment Officer

The views expressed in this report reflect those of CALAMOS ASSET MANAGEMENT, INC. only through October 31, 2003. The manager's views are subject to change at any time based on market and other conditions.


                        Strategies for Serious Money (R)                       1

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2003

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CORPORATE BONDS (108.3%)
                   BASIC INDUSTRIES (18.2%)
$  2,000,000       Airgas, Inc.
                   9.125%, 10/01/11                $    2,245,000
                   Ball Corp.
   4,000,000       6.875%, 12/15/12(a)                  4,190,000
   1,000,000       6.875%, 12/15/12                     1,047,500
  12,000,000       Boise Cascade Corp.
                   7.000%, 11/01/13                    12,312,936
   6,000,000       Bowater Inc.(a)
                   6.500%, 06/15/13                     5,526,228
   6,500,000       Buckeye Technologies, Inc.(a)
                   8.500%, 10/01/13                     6,825,000
   2,500,000       Century Aluminum Company
                   11.750%, 04/15/08                    2,762,500
  19,020,000       Equistar Chemicals, LP(a)
                   10.625%, 05/01/11                   19,971,000
  12,850,000       Freeport-McMoRan Copper &
                   Gold, Inc.
                   10.125%, 02/01/10                   14,713,250
  15,000,000       Georgia-Pacific Corp.
                   8.000%, 01/15/14                    16,200,000
                   IMC Global, Inc.
   3,000,000       10.875%, 08/01/13(a)                 3,112,500
   2,000,000       10.875%, 06/01/08                    2,075,000
   6,000,000       IPSCO, Inc.(a)
                   8.750%, 06/01/13                     6,480,000
   1,000,000       Jarden Corp.
                   9.750%, 05/01/12                     1,097,500
   2,735,000       Lone Star Technologies, Inc.
                   9.000%, 06/01/11                     2,673,462
  13,000,000       Mobile Mini, Inc.(a)
                   9.500%, 07/01/13                    14,300,000
   3,000,000       Phelps Dodge Corp.
                   9.500%, 06/01/31                     3,899,133
  13,000,000       Polyone Corp.
                   10.625%, 05/15/10                   11,895,000
   8,400,000       Pope & Talbot, Inc.
                   8.375%, 06/01/13                     8,232,000
   5,000,000       Sealed Air Corp.(a)
                   6.875%, 07/15/33                     5,167,235
   2,345,000       Shaw Group, Inc.(a)
                   10.750%, 03/15/10                    2,485,700
   2,000,000       Smurfit-Stone Container Corp.
                   8.375%, 07/01/12                     2,120,000
   1,681,000       Steel Dynamics, Inc.
                   9.500%, 03/15/09                     1,857,505
   6,500,000       Unifi, Inc.
                   6.500%, 02/01/08                     5,752,500
                   Union Carbide Corp.
   2,500,000       7.875%, 04/01/23                     2,225,000
   2,500,000       6.700%, 04/01/09                     2,412,500
   1,250,000       7.500%, 06/01/25                     1,087,500
                                                   --------------
                                                      162,665,949
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   CAPITAL GOODS - INDUSTRIAL (10.8%)
$  8,500,000       Allied Waste Industries, Inc.
                   10.000%, 08/01/09               $    9,286,250
   2,000,000       Asbury Automotive Group, Inc.
                   9.000%, 06/15/12                     2,090,000
   3,000,000       Casella Waste Systems, Inc.
                   9.750%, 02/01/13                     3,300,000
  17,000,000       CNH Global NV, Inc.(a)
                   9.250%, 08/01/11                    18,955,000
                   General Motors Corp.
   7,900,000       8.250%, 07/15/23                     8,330,945
     800,000       7.125%, 07/15/13                       833,955
     500,000       Hines Nurseries, Inc.(a)
                   10.250%, 10/01/11                      537,500
   3,200,000       IMCO Recycling, Inc.(a)
                   10.375%, 10/15/10                    3,184,000
   8,500,000       Jacuzzi Brands, Inc.(a)
                   9.625%, 07/01/10                     9,052,500
   7,600,000       JLG Industries, Inc.
                   8.250%, 05/01/08                     8,094,000
   7,550,000       Laidlaw Global Securities,
                   Inc.(a)
                   10.750%, 06/15/11                    8,191,750
   5,000,000       Manitowoc Company, Inc.
                   10.500%, 08/01/12                    5,700,000
   2,000,000       Navistar International Corp.
                   8.000%, 02/01/08                     2,045,000
   8,500,000       SPX Corp.
                   6.250%, 06/15/11                     8,563,750
   7,000,000       Terex Corporation
                   9.250%, 07/15/11                     7,752,500
                                                   --------------
                                                       95,917,150
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (10.2%)
   2,740,000       Arrow Electronics, Inc.
                   6.875%, 06/01/18                     2,714,981
   1,050,000 EUR   Aspropulsion Capital BV(a)
                   9.625%, 10/01/13                     1,295,389
  16,500,000       Esterline Technologies
                   Corp.(a)
                   7.750%, 06/15/13                    17,696,250
   2,000,000       Flextronics International,
                   Ltd.(a)
                   6.500%, 05/15/13                     1,985,000
                   Legrand, SA
   8,000,000       8.500%, 02/15/25                     8,440,000
   5,000,000       10.500%, 02/15/13                    5,850,000
   1,000,000 EUR   11.000%, 02/15/13                    1,380,470
   5,000,000       Monitronics International,
                   Inc.(a)
                   11.750%, 09/01/10                    5,137,500
   7,250,000       Motorola, Inc.
                   7.500%, 05/15/25                     7,780,606
   2,000,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                     2,140,000
   5,000,000       Rayovac Corp.(a)
                   8.500%, 10/01/13                     5,225,000

 2             See accompanying Notes to Schedule of Investments.

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2003

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Sequa Corp.
$  7,000,000       8.875%, 04/01/08                $    7,673,750
   2,000,000       9.000%, 08/01/09                     2,210,000
  20,500,000       Xerox Corp.
                   7.625%, 06/15/13                    21,012,500
                                                   --------------
                                                       90,541,446
                                                   --------------
                   CONSUMER CYCLICAL (16.0%)
   6,500,000       Bally Total Fitness
                   Holding Corp.(a)
                   10.500%, 07/15/11                    6,760,000
   2,000,000       BE Aerospace, Inc.(a)
                   8.500%, 10/01/10                     2,070,000
   5,000,000       Broder Bros. Company(a)
                   11.250%, 10/15/10                    5,150,000
                   Delta Air Lines, Inc.
  14,750,000       7.900%, 12/15/09                    12,058,125
   6,160,000       10.000%, 08/15/08(a)                 5,343,800
   3,500,000       10.125%, 05/15/10                    2,966,250
  11,111,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                    19,529,837
   4,000,000       Inn of the Mountain Gods(a)
                   12.000%, 11/15/10                    4,200,000
   5,000,000       Interpublic Group of
                   Companies, Inc.
                   7.250%, 08/15/11                     5,325,000
                   J.C. Penney Company, Inc.
   5,750,000       7.950%, 04/01/17                     6,195,625
   2,000,000       9.000%, 08/01/12                     2,330,000
   1,500,000       7.650%, 08/15/16                     1,590,000
   4,700,000       Kellwood Company
                   7.625%, 10/15/17                     4,799,875
   3,750,000       La Quinta Corp.(a)
                   8.875%, 03/15/11                     4,157,812
   2,000,000       Moore North America, Inc.(a)
                   7.875%, 01/15/11                     2,170,000
   9,828,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                    10,626,525
   5,000,000       Perry Ellis International,
                   Inc.(a)
                   8.875%, 09/15/13                     5,212,500
   5,000,000       Rent-A-Center, Inc.
                   7.500%, 05/01/10                     5,325,000
  11,900,000       Royal Caribbean Cruises, Ltd.
                   7.500%, 10/15/27                    11,126,500
   5,000,000       Russell Corp.
                   9.250%, 05/01/10                     5,275,000
   8,000,000       Tower Automotive, Inc.(a)
                   12.000%, 06/01/13                    7,400,000
   5,000,000       Toys 'R' Us, Inc.
                   7.875%, 04/15/13                     5,533,250
   7,000,000       Warnaco Group, Inc.(a)
                   8.875%, 06/15/13                     7,525,000
                                                   --------------
                                                      142,670,099
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   CONSUMER GROWTH STAPLES (14.0%)
$ 10,850,000       Alpharma, Inc.(a)
                   8.625%, 05/01/11                $   10,877,125
   1,000,000       American Greetings Corp.
                   11.750%, 07/15/08                    1,146,250
  16,275,000       Ameripath, Inc.
                   10.500%, 04/01/13                   17,251,500
  13,000,000       Ardent Health Services,
                   Inc.(a)
                   10.000%, 08/15/13                   13,975,000
  13,600,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                    13,430,000
   6,500,000       CBD Media LLC(a)
                   8.625%, 06/01/11                     7,003,750
   5,000,000       Charter Communications, Inc.
                   9.625%, 11/15/09                     4,050,000
   8,300,000       Hasbro, Inc.
                   6.600%, 07/15/28                     7,594,500
   6,300,000       Houghton Mifflin Company
                   9.875%, 02/01/13                     6,843,375
  13,500,000       Mediacom Communications Corp.
                   9.500%, 01/15/13                    12,892,500
   1,750,000       Payless Shoesource, Inc.(a)
                   8.250%, 08/01/13                     1,715,000
   1,250,000       Psychiatric Solutions, Inc.(a)
                   10.625%, 06/15/13                    1,378,125
   6,500,000       Quintiles Transnational
                   Corp.(a)
                   10.000%, 10/01/13                    6,890,000
  10,000,000       Rite Aid Corp.
                   6.875%, 08/15/13                     9,550,000
   9,500,000       Spanish Broadcasting System,
                   Inc.
                   9.625%, 11/01/09                     9,903,750
                                                   --------------
                                                      124,500,875
                                                   --------------
                   CONSUMER STAPLES (4.0%)
   5,655,000       Del Monte Foods Company(a)
                   8.625%, 12/15/12                     6,277,050
   6,000,000       DIMON, Inc.(a)
                   7.750%, 06/01/13                     6,210,000
                   Dole Food Company, Inc.
  13,600,000       8.875%, 03/15/11                    14,756,000
   4,460,000       8.625%, 05/01/09                     4,839,100
   1,000,000       Seminis, Inc.(a)
                   10.250%, 10/01/13                    1,075,000
   2,000,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                     2,170,000
                                                   --------------
                                                       35,327,150
                                                   --------------
                   CREDIT CYCLICALS (5.5%)
  13,190,000 EUR   Heidelberg Cement Finance(a)
                   7.375%, 07/15/10                    16,219,476
  23,350,000       Texas Industries, Inc.(a)
                   10.250%, 06/15/11                   26,152,000
   6,500,000       WCI Communities, Inc.(a)
                   7.875%, 10/01/13                     6,760,000
                                                   --------------
                                                       49,131,476
                                                   --------------

               See accompanying Notes to Schedule of Investments.              3

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2003

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   ENERGY (11.8%)
$  9,000,000       Arch Coal, Inc.(a)
                   6.750%, 07/01/13                $    9,360,000
   2,000,000       Chesapeake Energy Corp.
                   7.750%, 01/15/15                     2,170,000
   5,000,000       Forest Oil Corp.
                   8.000%, 12/15/11                     5,400,000
   3,000,000       Giant Industries, Inc.
                   11.000%, 05/15/12                    3,135,000
  11,350,000       Houston Exploration Company(a)
                   7.000%, 06/15/13                    11,548,625
   4,950,000       KCS Energy, Inc.
                   8.875%, 01/15/06                     4,925,250
   3,000,000       Massey Energy Company
                   6.950%, 03/01/07                     3,007,500
   1,500,000       Nuevo Energy Company
                   9.375%, 10/01/10                     1,642,500
   4,780,000       Offshore Logistics, Inc.
                   6.125%, 06/15/13                     4,612,700
   5,350,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     5,350,000
   5,000,000       Petrobras International
                   Finance Company
                   9.125%, 07/02/13                     5,225,000
  19,500,000       Premcor, Inc.
                   7.500%, 06/15/15                    20,036,250
   4,300,000       Swift Energy Company
                   10.250%, 08/01/09                    4,708,500
   5,000,000       Tesoro Petroleum Corp.
                   9.000%, 07/01/08                     5,062,500
   4,000,000       Tom Brown, Inc.
                   7.250%, 09/15/13                     4,200,000
  13,000,000       Williams Cos., Inc.
                   8.625%, 06/01/10                    14,300,000
                                                   --------------
                                                      104,683,825
                                                   --------------
                   FINANCIAL (6.1%)
   5,000,000       Fairfax Financial Holdings,
                   Ltd.
                   6.875%, 04/15/08                     4,850,000
                   Host Marriott, LP
  11,000,000       7.125%, 11/01/13 (a)                11,006,875
   2,100,000       9.250%, 10/01/07                     2,328,375
  12,000,000       Leucadia National Corp.(a)
                   7.000%, 08/15/13                    11,850,000
  13,000,000       LNR Property Corp.(a)
                   7.625%, 07/15/13                    13,455,000
                   Senior Housing Properties
                   Trust
   5,350,000       7.875%, 04/15/15                     5,657,625
   5,000,000       8.625%, 01/15/12                     5,475,000
                                                   --------------
                                                       54,622,875
                                                   --------------
                   TELECOMMUNICATIONS (3.6%)
   3,000,000       AT&T Corp.
                   8.500%, 11/15/31                     3,413,430
                   Lucent Technologies, Inc.
  16,050,000       7.250%, 07/15/06                    16,451,250
   5,000,000       5.500%, 11/15/08                     4,675,000

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Nortel Networks Corp.
$  5,000,000       7.400%, 06/15/06                $    5,275,000
   2,500,000       6.125%, 02/15/06                     2,571,875
                                                   --------------
                                                       32,386,555
                                                   --------------
                   TRANSPORTATION (1.5%)
   1,500,000       GATX Corp.
                   8.875%, 06/01/09                     1,660,740
   9,400,000       General Maritime Corp.
                   10.000%, 03/15/13                   10,551,500
   1,010,000       Overseas Shipholding Group,
                   Inc.
                   8.750%, 12/01/13                     1,095,850
                                                   --------------
                                                       13,308,090
                                                   --------------
                   UTILITIES (6.6%)
   7,250,000       AES Corp.
                   8.500%, 11/01/07                     7,231,875
  28,000,000       Calpine Corp.
                   8.500%, 02/15/11                    20,160,000
   4,000,000       CenterPoint Energy, Inc.(a)
                   6.850%, 06/01/15                     4,039,468
                   Edison International
   6,000,000       9.875%, 04/15/11                     5,550,000
   4,000,000       10.000%, 08/15/08                    3,740,000
   5,000,000       PSEG Energy Holdings LLC
                   8.625%, 02/15/08                     5,200,000
  12,600,000       TECO Energy, Inc.
                   7.500%, 06/15/10                    13,009,500
                                                   --------------
                                                       58,930,843
                                                   --------------
                   TOTAL CORPORATE BONDS
                   (Cost $933,873,659)                964,686,333
                                                   ==============

CONVERTIBLE BONDS (12.2%)
                   CAPITAL GOODS - TECHNOLOGY (5.8%)
   1,500,000       Advanced Energy Industries,
                   Inc.
                   5.250%, 11/15/06                     1,428,750
                   Amkor Technology, Inc.
   7,000,000       5.750%, 06/01/06                     7,052,500
   3,000,000       5.000%, 03/15/07                     2,966,250
   7,000,000       Brocade Communications
                   Systems, Inc.
                   2.000%, 01/01/07                     6,256,250
   4,000,000       Computer Network Technology
                   Corp.
                   3.000%, 02/15/07                     3,575,000
  11,800,000       Conexant Systems, Inc.
                   4.000%, 02/01/07                    10,428,250
  14,000,000       Kulicke & Soffa Industries,
                   Inc.
                   4.750%, 12/15/06                    13,545,000
   7,000,000       Wind River Systems, Inc.
                   3.750%, 12/15/06                     6,387,500
                                                   --------------
                                                       51,639,500
                                                   --------------
                   CONSUMER GROWTH STAPLES (3.1%)
   5,500,000       Alexion Pharmaceuticals, Inc.
                   5.750%, 03/15/07                     4,503,125
   1,000,000       Alpharma, Inc.
                   3.000%, 06/01/06                     1,175,000

 4             See accompanying Notes to Schedule of Investments.

                        CONVERTIBLE AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2003

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Charter Communications, Inc.
$  6,500,000       5.750%, 10/15/05                $    5,882,500
   2,500,000       4.750%, 06/01/06                     2,137,500
   5,200,000       Enzon Pharmaceuticals, Inc.
                   4.500%, 07/01/08                     4,420,000
  10,000,000       Quanta Services, Inc.
                   4.000%, 07/01/07                     9,125,000
                                                   --------------
                                                       27,243,125
                                                   --------------
                   CONSUMER STAPLES (2.5%)
  22,045,000 EUR   Parmalat Soparfi, SA
                   6.125%, 05/23/32                    22,520,003
                                                   --------------
                   FINANCIAL (0.4%)
   7,800,000       Providian Financial Corp.(c)
                   0.000%, 02/15/21                     3,753,750
                                                   --------------
                   TELECOMMUNICATIONS (0.4%)
                   Liberty Media Corp.
                   (Sprint PCS Group)
   4,142,000       3.750%, 02/15/30                     2,593,927
   1,974,000       4.000%, 11/15/29                     1,290,502
                                                   --------------
                                                        3,884,429
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $101,805,598)                109,040,807
                                                   ==============
 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (19.7%)
                   CAPITAL GOODS - INDUSTRIAL (4.6%)
     225,000       Cummins, Inc.
                   7.000%                              13,837,500
     590,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              27,405,500
                                                   --------------
                                                       41,243,000
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (2.5%)
     525,000       Electronic Data Systems Corp.
                   7.625%                              10,841,250
     235,000       Raytheon Company
                   8.250%                              11,867,500
                                                   --------------
                                                       22,708,750
                                                   --------------
                   CONSUMER GROWTH STAPLES (4.4%)
     440,000       Cendant Corp.
                   7.750%                              21,296,000
     810,000       Equity Securities Trust I
                   6.500%                              17,949,600
                                                   --------------
                                                       39,245,600
                                                   --------------

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   FINANCIAL (2.1%)
     500,000       National Australia Bank, Ltd.
                   7.875%                          $   18,560,000
                                                   --------------
                   TELECOMMUNICATIONS (2.9%)
     532,000       ALLTEL Corp.
                   7.750%                              26,068,000
                                                   --------------
                   UTILITIES (3.2%)
     450,000       Ameren Corp.
                   9.750%                              12,915,000
      65,000       Calpine Capital Trust III
                   5.000%                               2,697,500
     375,000       TXU Corp.
                   8.125%                              12,423,750
                                                   --------------
                                                       28,036,250
                                                   --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCK
                   (Cost $178,002,416)                175,861,600
                                                   ==============
 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (47.7%)
$ 50,000,000       Exxon Mobil Corp.
                   0.860%, 11/03/03                    49,997,611
   5,563,000       Federal Home Loan Mortgage
                   Corporation Discount Note
                   0.800%, 11/03/03                     5,562,743
 369,375,956       Bank of New York Institutional
                   Cash Reserve Fund(b),
                   current rate 1.140%                369,375,956
                                                   --------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $424,936,310)                424,936,310
                                                   ==============
TOTAL INVESTMENTS (187.9%)
(Cost $1,638,617,983)                               1,674,525,050
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-39.7%)              (353,370,116)

PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
DIVIDENDS PAYABLE (-48.2%)                           (430,000,000)
                                                   --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
(100.0%)                                           $  891,151,934
                                                   ==============

NOTES TO SCHEDULE OF INVESTMENTS
All security values are shown in U.S. Dollars
(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must be effected through a sale that is exempt from registration (ie. a sale to another QIB), or the security must be registered for public sale. At October 31, 2003, the market value of 144A securities that can not currently be exchanged to the registered form is $365,725,682 or 41.0% of net assets applicable to common shareholders of the Fund.
(b) Security is purchased with the cash collateral from securities loaned.
(c) Non-income producing
FOREIGN CURRENCY ABBREVIATIONS
EUR: European Monetary Unit
GBP: Great Britain Pound

                See accompanying Notes to Financial Statements.                5

                      STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2003

------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $1,638,617,983)                    $1,674,525,050
Cash with custodian (interest bearing)                               3,188,120
Receivable for investments sold                                      3,556,219
Accrued interest and dividends receivable                           27,994,264
Prepaid expenses                                                        37,567
Other assets                                                             2,297
                                                                --------------
   Total Assets                                                  1,709,303,517
                                                                --------------
LIABILITIES
Payable upon return of securities loaned                           369,375,956
Payable for investments purchased                                   17,058,090
Payable to investment adviser                                          778,728
Unrealized depreciation on interest rate swaps                         562,524
Payable for deferred compensation to trustees                            2,297
Other accounts payable and accrued liabilities                         373,988
                                                                --------------
   Total Liabilities                                               388,151,583
                                                                --------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 17,200
  shares, including dividends payable                           $  430,000,000
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  891,151,934
                                                                ==============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized,
  60,208,549 shares issued and outstanding                      $  856,246,645
Undistributed net investment income (loss)                           4,998,185
Accumulated net realized gain (loss) on investments, foreign
  currency transactions and interest rate swaps                     (5,487,847)
Net unrealized appreciation (depreciation) of investments,
  foreign currency transactions and interest rate swaps             35,394,951
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $  891,151,934
                                                                ==============
Net asset value per common share based on 60,208,549 shares
  issued and outstanding                                        $        14.80
                                                                ==============

* Includes $354,103,800 of securities loaned.

 6              See accompanying Notes to Financial Statements.

                            STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2003*

---------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                        $26,231,785
Dividends                                                         5,476,023
Securities lending income                                           225,043
                                                                -----------
  Total investment income                                        31,932,851
                                                                -----------
EXPENSES
Investment advisory fees                                          3,701,593
Auction agent fees                                                  283,968
Accounting fees                                                     140,367
Organization fees                                                   119,457
Audit and legal fees                                                 54,967
Printing and mailing fees                                            40,512
Custodian fees                                                       33,772
Registration fees                                                    20,639
Transfer agent fees                                                  12,019
Trustees' fees                                                        8,689
Other                                                                 3,015
                                                                -----------
   Total expenses                                                 4,418,998
                                                                -----------
   Less expenses waived                                            (466,170)
   Net expenses                                                   3,952,828
                                                                -----------
NET INVESTMENT INCOME (LOSS)                                     27,980,023
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
   Investments                                                   (5,476,902)
   Foreign currency transactions                                     70,387
Change in net unrealized appreciation/depreciation of
   Investments                                                   35,907,066
   Foreign currency transactions                                     50,409
   Interest rate swaps                                             (562,524)
                                                                -----------
NET GAIN (LOSS) ON INVESTMENTS                                   29,988,436
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     57,968,459
                                                                -----------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                            (1,213,810)
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS RESULTING FROM OPERATIONS                        $56,754,649
                                                                ===========

* The Fund commenced operations on May 30, 2003.

                See accompanying Notes to Financial Statements.                7

                              STATEMENT OF CHANGES
                                 IN NET ASSETS

FOR THE PERIOD ENDED OCTOBER 31, 2003

----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                    $ 27,980,023
Net realized gain (loss) on investments, foreign currency
  transactions and interest rate swaps                            (5,406,515)
Change in net unrealized appreciation/depreciation on
  investments, foreign currency transactions and interest
  rate swaps                                                      35,394,951
Dividends to preferred shareholders from
  Net investment income                                           (1,213,810)
                                                                ------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                          56,754,649
                                                                ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                            (21,968,817)
CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                   859,692,275
Offering costs on common shares                                   (1,481,905)
Offering costs on preferred shares                                (4,704,000)
Reinvestment of dividends resulting in the issuance of
  common stock                                                     2,859,732
                                                                ------------
Net increase (decrease) in net assets from capital stock
  transactions                                                   856,366,102
                                                                ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          891,151,934
                                                                ------------
NET ASSETS
Beginning of period*                                                      --
End of period                                                   $891,151,934
                                                                ============
Undistributed net investment income (loss)                      $  4,998,185

* The Fund commenced operations on May 30, 2003.

 8              See accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible and High Income Fund (the "Fund"), was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on May 30, 2003.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in convertible securities and non-convertible income securities.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for April 30th and October 31st, which are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since the Fund is taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986.

DIVIDENDS. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions and contingent payment debt instruments.

                         NOTES TO FINANCIAL STATEMENTS

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of total liabilities (other than debt representing financial leverage). CAM has contractually agreed to waive a portion of its management fee at the annual rate of 0.10% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through May 31, 2008) and to waive a declining amount for an additional three years (0.07% of the average weekly managed in 2009, 0.05% of the average weekly managed in 2010, and 0.03% in 2011).

Certain portfolio transactions for the Fund may be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Fund's policy of obtaining best price and execution. During the period ended October 31, 2003, the Fund paid no brokerage commissions to CFS on purchases or sales of Fund securities.

Certain officers and trustees of the Fund are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $2,297 are included in "Other Assets" on the Statement of Assets and Liabilities at October 31, 2003. The Fund's obligation to make payments under the Plan is a general obligation of the Fund.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short term obligations for the period ended October 31, 2003 were as follows:

Purchases                                                         $1,285,673,688
Proceeds from sales                                                   67,388,393

The following information is presented on an income tax basis as of October 31, 2003. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at October 31, 2003 was as follows:

Cost basis of investments                                         $1,637,850,275
Gross unrealized appreciation                                         46,537,415
Gross unrealized depreciation                                          9,862,640
                                                                  --------------
Net unrealized appreciation (depreciation) of investments         $   36,674,775
                                                                  ==============

                         NOTES TO FINANCIAL STATEMENTS

NOTE 4 - FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement or closing of the contracts. There were no open forward foreign currency contracts at October 31, 2003.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended October 31, 2003 is as follows:

                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------
Distribution paid from:
Ordinary income                                                   $23,182,627
Net long-term capital gains                                                --
                                                                  -----------
Total taxable distribution                                         23,182,627
                                                                  ===========
As of October 31, 2003, the components of accumulated
  earnings/(losses) on a tax basis were as follows:
Undistributed ordinary income -- net                                4,232,756
Undistributed long term capital gains -- net                               --
                                                                  -----------
Total undistributed earnings -- net                                 4,232,756
Capital loss carryforward                                          (5,487,847)*
Unrealized gains/(losses) -- net                                   36,160,379**
                                                                  -----------
Total accumulated earnings/(losses) -- net                        $34,905,288
                                                                  ===========

* As of October 31, 2003, the Fund had capital loss carryforwards of $5,487,847, which if not used, will expire in 2011.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

NOTE 6 - COMMON STOCK
There are unlimited common shares of beneficial interest authorized and 60,208,549 shares outstanding at October 31, 2003. CAM owned 13,790 of the outstanding shares. Transactions in common shares were as follows:

                                                                  PERIOD ENDED
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------
Beginning Shares                                                           --
Shares Sold                                                        60,013,451
Shares Issued Through Reinvestment of Distributions                   195,098
                                                                   ----------
Ending Shares                                                      60,208,549
                                                                   ----------

NOTE 7 - PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.06% to 1.30% for the period ended October 31, 2003. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distribution on shares of common stock

                         NOTES TO FINANCIAL STATEMENTS

or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but the unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of preferred shares or the holders of common shares.

NOTE 8 - INTEREST RATE TRANSACTIONS
The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of October 31, 2003 were as follows:

                                                                                                                     UNREALIZED
                                         TERMINATION         NOTIONAL                                               APPRECIATION
            COUNTERPARTY                    DATE           AMOUNT (000)       FIXED RATE       FLOATING RATE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citibank NA                               10/27/06           $100,000           2.80%          1 month LIBOR         $(130,446)
Citibank NA                               10/27/07            200,000           3.27%          1 month LIBOR          (282,994)
Citibank NA                               10/27/08            100,000           3.65%          1 month LIBOR          (149,084)
                                                                                                                     ---------
                                                                                                                     $(562,524)

NOTE 9 - OTHER
SECURITIES LENDING. During the period ended October 31, 2003, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but generally would call the loan in an attempt to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Fund lends securities. At October 31, 2003, the Fund had securities valued at $354,103,800 on loan to brokers and $369,375,956 in cash equivalent collateral.

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                  For the
                                                                Period Ended
                                                                October 31,
                                                                   2003*
----------------------------------------------------------------------------
Net asset value, beginning of period                              $  14.32(a)
                                                                  --------
Income from investment operations:
Net investment income                                                 0.44
Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and interest rate swaps                0.46
Dividends to preferred shareholders from Net investment
 income (common stock equivalent basis)                              (0.02)
                                                                  --------
 Total from investment operations                                     0.88
----------------------------------------------------------------------------
Less dividends to common shareholders from Net investment
 income                                                              (0.37)
                                                                  --------
Capital charge resulting from issuance of common and
 preferred shares                                                    (0.03)
----------------------------------------------------------------------------
Net asset value, end of period                                    $  14.80
                                                                  ========
----------------------------------------------------------------------------
Market value, end of period                                       $  16.00
----------------------------------------------------------------------------
Total investment return based on(b):
Net Asset Value                                                       5.92%
Market Value                                                          9.36%
----------------------------------------------------------------------------
Ratios and Supplemental Data
Net assets applicable common shareholders, end of year
 (000's omitted)                                                   891,152
Preferred shares, at redemption value ($25,000 per share
 liquidation preference) (000's omitted)                           430,000
Ratios to average net assets:
 Net expenses(c)                                                      1.11%
 Gross expenses prior to waiver of expense by the adviser(c)          1.24%
 Net investment income(c)                                             7.85%
 Preferred share dividends(c)                                         0.34%
 Net investment income, net of preferred share dividends(c)           7.51%
Portfolio turnover rate(c)                                              20%
Asset coverage per preferred share, at end of period(d)           $ 76,811
----------------------------------------------------------------------------

*   The fund commenced operations on May 30, 2003
(a) Net of sales load of $0.68 on initial shares issued.
(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.
(c) Annualized.
(d) Calculated by subtracting the Fund's total liabilities (not including preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
CALAMOS Convertible and High Income Fund

We have audited the accompanying statement of assets and liabilities of CALAMOS Convertible and High Income Fund (the "Fund"), including the schedule of investments, as of October 31, 2003, and the related statements of operations and of changes in net assets and the financial highlights for the period from May 30, 2003 (commencement of operations) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CALAMOS Convertible and High Income Fund at October 31, 2003, and the results of its operations and changes in its net assets and the financial highlights for the period from May 30, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 17, 2003

                            IMPORTANT TAX AND OTHER

                           SUPPLEMENTARY INFORMATION
                                  (UNAUDITED)

THE FOLLOWING INFORMATION IS PROVIDED WITH RESPECT TO THE DISTRIBUTIONS PAID BY THE FUND DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003:

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

The following percentages apply to the ordinary income distributions paid during the period August 2003 through October 2003:

Common Shareholders          1.29%
Preferred Shareholders:
      Series M               1.29%
      Series TU              1.29%
      Series W               1.29%
      Series TH              1.29%
      Series F               1.29%
      Series A               1.29%

DIVIDENDS QUALIFYING FOR THE DIVIDENDS RECEIVED DEDUCTION FOR CORPORATIONS

For the period ended October 31, 2003, there were no ordinary income distributions paid that qualified for the dividends received deduction.

                              TRUSTEES & OFFICERS

The management of the Fund, including general supervision of the duties performed for each Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2003 each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Trust.

                                                          POSITION(S) HELD WITH TRUST  NUMBER OF PORTFOLIOS
NAME AND AGE AT                                            AND DATE FIRST ELECTED OR     IN FUND COMPLEX
OCTOBER 31, 2003                                              APPOINTED TO OFFICE      OVERSEEN BY TRUSTEE
-----------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:
John P. Calamos, Sr., 63*                                 Trustee and President                 10
                                                          (since 2003)
Nick P. Calamos, 42*                                      Trustee and Vice President            10
                                                          (since 2003)
Weston W. Marsh, 53*                                      Trustee (since 2003)                  10
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:
Richard J. Dowen, 59                                      Trustee (since 2003)                  10
Joe F. Hanauer, 66                                        Trustee (since 2003)                  10
John E. Neal, 53                                          Trustee (since 2003)                  10
William Rybak, 52                                         Trustee (since 2003)                  10


NAME AND AGE AT                                                 PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
OCTOBER 31, 2003                                                         AND OTHER DIRECTORSHIPS HELD
--------------------------------------------------------  -----------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:
John P. Calamos, Sr., 63*                                 President and CEO, Calamos Holdings, Inc. ("CHI"), Calamos
                                                          Asset Management, Inc. ("CAM") and Calamos Financial
                                                          Services, Inc. ("CFS")
Nick P. Calamos, 42*                                      Senior Executive Vice President, CHI, CAM and CFS
Weston W. Marsh, 53*                                      Partner, Freeborn & Peters (law firm)
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:
Richard J. Dowen, 59                                      Chair and Professor of Finance, Northern Illinois
                                                          University
Joe F. Hanauer, 66                                        Director, MAF Bancorp (banking); Director, Homestore.com,
                                                          Inc. (Internet provider of real estate information and
                                                          products); Director, Combined Investments, L.P. (investment management)
John E. Neal, 53                                          Managing Director, Bank One Capital Markets, Inc.
                                                          (investment banking) (since 2000); Executive Vice President and Head of Real Estate Department, Bank One (1998-2000);
                                                          Director, The Brickman Group, Ltd.
William Rybak, 52                                         Retired Private Investor; Executive Vice President and CFO,
                                                          Van Kampen Investments, Inc. (investment manager), prior
                                                          thereto; Director, Howe Barnes Investments

* John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos. Weston W. Marsh is a trustee who is an "interested person" of the Trust as defined in the 1940 Act because he is a partner at a law firm that has performed work for one or more principal underwriters. In addition, Mr. Marsh is a partner at a law firm that has performed work for John P. Calamos, the chief executive and a controlling person of Calamos (such work was not with respect to 1940 Act or Investment Advisers Act of 1940 matters). Upon the advice of counsel to the Trust, the Trust does not believe that Mr. Marsh is an "interested person" of Calamos.

Officers. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth, as of October 31, 2003 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                          POSITION(S) HELD WITH TRUST AND
NAME AND AGE AT           DATE FIRST ELECTED OR APPOINTED        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
OCTOBER 31, 2003                     TO OFFICE                             AND OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------
Rhowena Blank, 35         Treasurer (since 2003)           Vice President-Operations, CAM (since 1999); Vice President,
                                                           CFS (since 2000); and Director of Operations, Christian
                                                           Brothers Investment Services (1998-1999)
Patrick H. Dudasik, 48    Vice President (since 2003)      Executive Vice President, Chief Financial and Administrative
                                                           Officer, and Treasurer of CHI, CAM and CFS (since 2001); and
                                                           Chief Financial Officer, David Gomez and Associates, Inc.
                                                           (1998-2001) (executive search firm)
James S. Hamman, Jr., 34  Secretary (since 2003)           Executive Vice President and General Counsel, CHI, CAM and
                                                           CFS (since 1998)
Jeff Lotito, 31           Assistant Treasurer (since       Operations Manager, CAM (since 2000); Manager-Fund
                          2003)                            Administration, Van Kampen (1999 -2000) (investment
                                                           management); and Supervisor-Corporate Accounting, Stein Roe and Farnham (1998-1999) (investment management)
Ian J. McPheron, 32       Assistant Secretary (since       Associate Counsel and Director of Compliance of CAM and CFS
                          2003)                            (since 2002); Associate, Gardner, Carton & Douglas (law
                                                           firm)(2002); Vice President, Associate General Counsel and
                                                           Assistant Secretary, Van Kampen Investments, Inc.
                                                           (2000-2002); Associate, Wildman, Harrold, Allen & Dixon (law
                                                           firm)(1997-2000)

PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    CUSTODIAN AND TRANSFER AGENT
    The Bank of New York
    P.O. Box 11258
    Church Street Station
    New York, New York 10286
    800.524.4458

    INDEPENDENT AUDITORS
    Deloitte & Touche LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC

    Chicago, IL

[RECYCLED LOGO]                                                       1791 10/03

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in
    Item 1 hereto.

(e) Not applicable.

(f) (a) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has three audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: Richard J. Dowen, John E. Neal and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only for reports covering fiscal years on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Applicable only for reports covering periods ending on after the earlier of (i) the first annual meeting after January 15, 2004 or (ii) October 31, 2004.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Asset Management, Inc. ("CAM"). A description of the Proxy Voting Policies and Procedures of CAM are included as an Exhibit hereto.

ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i)  Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Description of Proxy Voting Policies and Procedures

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  January 9, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  January 9, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  January 9, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  January 9, 2004